19. Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, Plant and Equipment

The Company records assets used in administrative and commercial facilities for generation of electric power and telecommunication services in property, plant and equipment. Investments in electric power transmission and distribution and in piped gas distribution are recorded in financial assets and/or intangible assets as per IAS 38, IFRIC 12 (Notes 4.3.9 and 4.6).

On initial adoption of IFRS, property, plant and equipment were measured at fair value with recognition of their deemed cost.

Under Articles 63 and 64 of Decree No. 41,019/1957 and Article 19 of Decree No. 2,003/1996, the assets and facilities used mostly in the generation of power are attached to these services and cannot be withdrawn, sold, assigned, or mortgaged without the prior written consent of the regulatory agency. ANEEL Resolution No. 691/2015, however, regulates the release of assets from the concessions of the Public Electric Power Service, granting prior authorization to release the property and other fixed assets not usable by the concession when they are destined for sale, and also determining that the sales proceeds less respective charges be deposited in a restricted bank account to be invested in the concession.

19.1    Property, plant and equipment by asset class

		Accumulated			Accumulated
	Cost	depreciation	12.31.2017	Cost	depreciation	12.31.2016
In service
Reservoirs, dams and aqueducts	6,638,348	(4,071,621)	2,566,727	6,595,895	(3,912,383)	2,683,512
Machinery and equipment	5,320,736	(2,654,801)	2,665,935	5,309,674	(2,645,702)	2,663,972
Buildings	1,500,144	(989,221)	510,923	1,498,841	(954,470)	544,371
Land	277,665	(15,287)	262,378	277,112	(12,351)	264,761
Vehicles and aircraft	59,101	(48,759)	10,342	60,914	(45,243)	15,671
Furniture and tools	16,990	(11,476)	5,514	16,771	(10,989)	5,782
(-) Provision for impairment (19.9)	(4,986)	-	(4,986)	(77,318)	-	(77,318)
(-) Special Obligations	(56)	18	(38)	(56)	10	(46)
	13,807,942	(7,791,147)	6,016,795	13,681,833	(7,581,128)	6,100,705

In progress
Cost	5,023,013	-	5,023,013	3,969,703	-	3,969,703
(-) Provision for impairment (19.9)	(1,210,358)	-	(1,210,358)	(1,136,105)	-	(1,136,105)
	3,812,655	-	3,812,655	2,833,598	-	2,833,598
	17,620,597	(7,791,147)	9,829,450	16,515,431	(7,581,128)	8,934,303

19.2    Changes in property, plant and equipment

	Balance as of January 1, 2017	Additions / (Reversal) of impairment	Depreciation	Loss on disposal	Transfers	Balance as of December 31, 2017
In service
Reservoirs, dams and aqueducts	2,683,512	-	(144,484)	(2,160)	29,859	2,566,727
Machinery and equipment	2,663,971	-	(188,988)	(37,685)	228,637	2,665,935
Buildings	544,372	-	(36,347)	(773)	3,671	510,923
Land	264,761	-	(2,935)	(3)	555	262,378
Vehicles and aircraft	15,671	-	(5,492)	(6)	169	10,342
Furniture and tools	5,782	-	(803)	(12)	547	5,514
(-) Provision for impairment (19.9)	(77,318)	72,332	-	-	-	(4,986)
(-) Special Obligations	(46)	-	8	-	-	(38)
	6,100,705	72,332	(379,041)	(40,639)	263,438	6,016,795
In progress
Cost	3,969,703	1,318,336	-	(23,869)	(241,157)	5,023,013
(-) Provision for impairment (19.9)	(1,136,105)	(74,253)	-	-	-	(1,210,358)
	2,833,598	1,244,083	-	(23,869)	(241,157)	3,812,655
	8,934,303	1,316,415	(379,041)	(64,508)	22,281	9,829,450

	Balance as of January 1, 2016	Additions	Depreciation	Loss on disposal	Transfers	Balance as of December 31, 2016

In service
Reservoirs, dams and aqueducts	2,830,290	-	(142,986)	(555)	(3,237)	2,683,512
Machinery and equipment	2,855,110	-	(185,254)	(11,143)	5,259	2,663,972
Buildings	581,554	-	(37,246)	(1,971)	2,034	544,371
Land	267,623	-	(2,935)	(7)	80	264,761
Vehicles and aircraft	20,205	-	(4,861)	(142)	469	15,671
Furniture and tools	6,236	-	(835)	(4)	385	5,782
(-) Provision for impairment (19.9)	(15,095)	(62,223)	-	-	-	(77,318)
(-) Special Obligations	(14)	-	8	-	(40)	(46)
	6,545,909	(62,223)	(374,109)	(13,822)	4,950	6,100,705
In progress
Cost	2,851,078	1,301,856	-	(13,580)	(169,651)	3,969,703
(-) Provision for impairment (19.9)	(704,305)	(431,800)	-	-	-	(1,136,105)
	2,146,773	870,056	-	(13,580)	(169,651)	2,833,598
	8,692,682	807,833	(374,109)	(27,402)	(164,701)	8,934,303

19.3    Effects on property, plant and equipment of the end date and the extension of the electric power generation concessions and the quota regime

Since September 12, 2012, with issuance of Provisional Measure No. 579, enacted into Law No. 12,783/2013, hydroelectric and thermoelectric power generation concessions may be extended, only once, at the discretion of the Granting Authority for a period of up to 30 and 20 years, respectively.

Extension of concessions for hydroelectric power generation is subject to acceptance of certain conditions established by the Granting Authority, such as: (i) change in remuneration to tariff calculated by ANEEL for each plant; (ii) allocation of the plant’s physical power and capacity guarantee shares to concessionaires and licensees of distribution utilities; (iii) submission to service quality standards determined by ANEEL; and (iv) agreement with amounts established as indemnity of assets related to the concession.

With the expiration of SHP Rio dos Patos, HPP GPS and HPP Mourão concessions, investments subject to indemnity were transferred to account “Accounts receivable related to the concession extension”, considering the right to indemnity (Note 11).

Also in relation to current regulation, the concessionaire must request the extension of the concession in advance of up to 60 months before the term end of hydroelectric power generation plants, and of up to 24 months for thermoelectric plants.

Current regulatory framework also determines that, if the concessionaire opts to extend the concession, the Granting Authority may advance the effects of the extension by up to 60 months from the final agreement term or the concession term, defining the initial tariff.

If the concession period is not extended, the Concession Grantor will open an auction or bid for a concession period of up to 30 years, considering as bid winner, the lowest tariff value and the highest offer to pay onerous grant.

Both in cases of early extension as new bid for a new concession term, Management understands it has an assured contractual right to receive an indemnity of the assets related to the public service concessions, based on the new replacement value (VNR), that will consider accumulated depreciation and amortization as of the date of initial operation of the facility.

Decree 9,271, published on January 25, 2018, allows the Federal Government to grant a new concession agreement for an additional 30-years period to the company winning the bid for privatization of electric power public service concession. For this purpose, the project should be privatized at least 60 months before the end of the concession. In addition, the project will have its regime changed from economic operation to Independent Power Generation and will have an amount payable for the Grant Bonus.

19.4    Average depreciation rates

Average rate of depreciation (%)	31.12.2017	31.12.2016
Generation
General equipment	6.33	6.31
Machinery and equipment	3.59	2.29
Generators	3.21	3.04
Reservoirs, dams and ducts	2.11	2.13
Hydraulic turbines	2.61	2.57
Gas and steam turbines	2.30	2.30
Water cooling and treatment	4.00	3.99
Gas conditioner	4.00	3.66
Wind power plant unit	3.85	3.85
Central management
Buildings	3.33	3.33
Machinery and office equipment	6.25	6.25
Furniture and fixtures	6.25	6.25
Vehicles	14.29	14.29
Telecommunications
Transmission equipment	6.36	6.90
Terminal equipment	12.09	13.41
Infrastructure	7.45	7.43

Depreciation of the assets which are part of the original project of Mauá, Colíder, Cavernoso II, Santa Clara and Fundão HPPs

Copel GeT has assets from the original project of Mauá, Colíder and Cavernoso II Hydroelectric Power Plants, and Elejor of Santa Clara and Fundão Hydroelectric Power Plant, for which the Company does not expect to receive full guarantee from the Granting Authority that it will indemnify the Company by the end of the concession period for the residual value of the assets which are part of the original project. This interpretation is based on Law No. 8,987/95 and Decree No. 2,003/96, which regulates the production of electricity by independent producers.

Accordingly, from the date these assets start operations they are depreciated at the rates set by ANEEL (Brazilian Electricity Regulatory Agency), limited to the concession period.

As established on concession agreements, subsequent investments not forecast in the original project, provided that they are approved by the Granting Authority and have not yet been amortized, will be indemnified by the end of concessions. Therefore, these assets will be depreciated at the rates set by ANEEL, from the operating start.

19.5    Costs of loans, financing and debentures capitalized

The costs of loans, financing and debentures capitalized during 2017 amounted to R$2,297, at an average rate of 0.09% p.a. (R$7,142, at an average rate of 0.26% p.a., during 2016).

19.6    HPP Colíder

On July 30, 2010, at the ANEEL Auction of Power from New Projects 003/10, Copel GeT won the rights to the concession of the Colíder Hydroelectric Power Plant, valid for 35 years from the date of signature of Concession Agreement No. 001/11-MME-HPP Colíder, which took place on January 17, 2011.

This project will comprise a main powerhouse of 300 MW, which is enough to supply approximately one million people. The facility will take advantage of the hydroelectric potential discovered on the Teles Pires River, between the towns of Nova Canaã do Norte and Itaúba, in the northern region of the State of Mato Grosso.

The National Bank for Economic and Social Development (BNDES) approved the classification of the HPP Colíder project for financial support and the signed financing agreement amounted to R$1,041,155 (Note 23). Until December 31, 2017, the financing amount of R$975,108 was released.

Due to acts of God and force majeure, such as fire at the construction site, and public power acts that created difficulties involving environmental licenses, among other setbacks, such as delays in delivery of equipment, in electromechanical assembly services and in the construction of the transmission line of the power plant, the project timeframe was adversely affected, leading to postponement of the commercial generation of the power plant, whose first generating unit is expected to be operational by June 2018, whilst the third and last one is expected by November 2018. As a result of these events, a balance of estimated losses on impairment of assets is recorded as shown in Note 19.9.

The Colíder Hydroelectric Power Plant’s power output was sold at an ANEEL auction at a final price of R$103.40/MWh, as of July 1, 2010, adjusted according to the variation of IPCA inflation index to R$163.41 as of December 31, 2017. 125 averages MW were sold, for supply starting on January 2015, for 30 years. Copel GeT submitted an application to ANEEL to exclude its responsibility, so that the obligation to supply energy could be postponed. In a first judgment, the request was not accepted, Copel GeT filed an application for reconsideration of the decision, which was also denied on March 14, 2017. Not agreeing with the decision, Copel GeT filed again an application for reconsideration, which was definitely denied on July 4, 2017 Copel GeT filled a lawsuit in the court on December 18, 2017, requesting the reversal of the decision of the Agency, and it was granted, in April 2018, the request for the anticipation of guardianship with the preliminary effect for postponement of the supply of energy sold.

Copel GeT has complied with its commitments of energy supply as follows:

·         From January 2015 to May 2016 - with energy surpluses not contracted in its other plants;

·         From June 2016 to December 2018 - with partial reduction, in June 2016, through a bilateral agreement; and from July 2016 to December 2018, with reduction of all supply contracts of the CCEARs - Energy Trading Agreement in the Regulated Environment, through a bilateral agreement and participation in the New Energy and Decrease Clearing Facility (“Mecanismo de Compensação de Sobras e Déficits de Energia Nova - MCSD-EN”).

On July 14, 2017, the assured power of the project was revised by MME Ordinance No. 213/SPE, going to 178.1 average MW, after full set-up.

At December 31, 2017, the expenditures incurred on HPP Colíder presented a balance of R$2,197,630.

19.7    Joint operations - consortiums

The amounts recorded under property, plant and equipment referring to the participations of Copel GeT in consortiums are shown below:

	Share	Annual average
Joint operations	Copel GeT (%)	depreciation rate (%)	12.31.2017	12.31.2016
In service
HPP Mauá (Consórcio Energético Cruzeiro do Sul)	51.0		859,917	859,917
(-) Accumulated depreciation		3.43	(147,086)	(117,625)
			712,831	742,292
In progress
HPP Baixo Iguaçu (19.7.1)	30.0		640,178	390,420
			640,178	390,420
			1,353,009	1,132,712

19.7.1     Consórcio Empreendedor Baixo Iguaçu - Cebi

The purpose of the consortium is to build and operate the project known as Baixo Iguaçu Hydroelectric Plant, with minimum installed capacity of 350.20 MW and physical guarantee revised to 171.3 MW. The plant is located on the Iguaçu River between the municipalities of Capanema and Capitão Leônidas Marques, and between the Governador José Richa Hydroelectric Plant and the Iguaçu National Park, in the State of Paraná.

The start of commercial operation of the three units is scheduled for the fourth quarter of 2018. The previous schedule has been changed due to the suspension of the Installation License, as per the decision of the Federal Court of the 4th Region (TRF-RS), held on June 16, 2014, that stopped the construction work as of July of that year. In March 2015, a decision authorizing the Company to resume construction work was published. However, Instituto Chico Mendes de Conservação da Biodiversidade - ICMBio imposed additional conditions for granting an environmental license to the Company, which prevented it from resuming construction work. Cebi sent IAP - Environmental Institute of Paraná the information necessary for those conditions to be met and in August 2015 the license was issued. Having obtained the IAP license, and after technical and contractual adjustments required due to the long downtime, the works were resumed on February 2, 2016.

On August 23, 2016, the Company signed the 2nd Amendment to the Concession Agreement with the purpose of formalizing the redefinition of the work schedule, acknowledging in favor of Cebi the exclusion of responsibility for the delay in implementing the project for a period of 756 days, which was considered as an extension of the concession period, which originally was until August 19, 2047 and became September 14, 2049. On November 7, 2017, ANEEL acknowledged through the Authorization No. 3,770 an additional period of 46 days for exclusion of responsibility relating to the recurring invasions of the construction site, between May and October 2016.

The constructions and electromechanical assembly of the powerhouse enabled the installation/positioning of important parts of the turbine-generator set, in October and November 2017. The river diversion to enable the last phase of the construction is scheduled to be carried out in May 2018.

19.8    Cutia wind farm project

The largest Copel wind farm called Cutia is under construction, and is divided into two large complexes:

·         Cutia Complex: composed of seven wind farms (Guajiru, Jangada, Potiguar, Cutia, Maria Helena, Esperança do Nordeste and Paraíso do Ventos do Nordeste) with 180.6 MW of total installed capacity, 71.4 average MW of assured power, all located in the State of Rio Grande do Norte. The power that will be generated by the farms was sold on the 6th Reserve Auction that was held on October 31, 2014, at an average historical price of R$144.00/MWh, inflation adjusted according to the variation of the IPCA to R$176,64 as of December 31, 2017, and the forecast for commercial generation of these farms is scheduled for July 2018; and

·         Bento Miguel Complex: composed of six wind farms (São Bento do Norte I, São Bento do Norte II, São Bento do Norte III, São Miguel I, São Miguel II and São Miguel III) with a total installed capacity of 132.3 MW, 58.1 average MW assured power, all also located in the State of Rio Grande do Norte. The power that will be generated by the farms was sold on the 20th New Energy Auction that was held on November 28, 2014, at an average historical price of R$136.97/MWh, inflation adjusted according to the variation of the IPCA to R$167,16 as of December 31, 2017. The initial forecast for commercial generation of these farms is January 2019.

The following are the relevant milestones for the execution of the works from January 2016 to December 2017. In January 2016, the environmental licenses were obtained, beginning the access road runs, bases and assembly platform of the generator set. In April 2016, construction of the Cutia Substation was started, with installed capacity of three 120 MVA transformers and twenty-six 34.0 kV circuits, two circuits for each wind farm. In October 2016, with the advanced stage of construction services in some farms, the first generator sets began to be delivered, and Torres Productive Center began operating, a structure in which precast elements that will constitute the towers of support of the wind turbines are being produced. In January 2017, the process of assembling the towers of the wind turbines began.

As a result of the review of the recoverable amount of these projects, a balance of estimated losses on impairment of assets is recorded as demonstrated in Note 19.9.

19.9    Estimated losses on impairment of generation segment assets

Based on previous indicators of impairment, of assumptions representing the Company management best estimates, of the methodology set forth by IFRIC 12 - Concessions and of measurement of value in use, a number of power plants or cash generating units of the generation segment were tested.

The calculation of the value in use was based on discounted operating cash flows over the time of concessions, maintaining the Company’s current commercial conditions. The rate used to discount the cash flows was set in light of the WACC (Weighted Average Cost of Capital) methodology and CAPM (Capital Asset Pricing Model) methodology for the generation business, considering usual market parameters.

Internal references such as the budget approved by the Company, historical or past data, updating of the timeframe of work and amount of investments for projects in course support the design of key assumptions by Company management. In the same framework, external references such as level of consumption of electric power, expansion of the economic activity in Brasil and the availability of water resources support the key information about estimated cash flows.

Worth noting is that a number of assumptions used by Company management when determining future cash flows can be affected by uncertain events, which, in its turn, may give rise to variation in results. Changes in the political and economic model, for example, may lead to upward trend when projecting country risk-rating, increasing the discount rates used in tests.

All in all, the tests addressed the following key assumptions:

·         Growth compatible with historical data and perspective for the Brazilian economy growth;

·         Specific discount rates (pre-tax and after-tax) for the segments tested, obtained through the methodology usually applied by the market, taking into consideration the weighted average cost of capital;

·         Projected revenue in accordance with the agreements in force, without any expectation for renewal of concession/authorization;

·         Expenses broken into cash generating units, projected in view of the budget approved by the Company; and

·         The Company addressed all its generation projects as independent cash generating units.

The projects with impairment balances recorded at December 31, 2017 are the following:

	Property, Plant and Equipment			Value in use
	Cost	Depreciation	Impairment
Projects
HPP Colíder (a)	2,217,391	(1,859)	(683,021)	1,532,511
Wind power complex Cutia (a)	1,083,474	-	(224,510)	858,964
Wind power complex Bento Miguel (a)	217,121	-	(98,231)	118,890
Consórcio Tapajós (b)	14,464	-	(14,464)	-
Power plants in Paraná (a)	864,761	(59,743)	(195,118)	609,900
	4,397,211	(61,602)	(1,215,344)	3,120,265
(a) Under construction
(b) Project under development

The Company reviewed the recoverable amount of property, plant and equipment and, as a result of these analyses, the impairment suffered the following changes:

	Balance as of	Impairment at the year	Balance as of	Impairment at the year	Balance as of
	January 1, 2016		December 31, 2016		December 31, 2017
In service
UEG Araucária (19.9.1)	-	(69,073)	(69,073)	69,073	-
Power plants in Paraná (19.9.2)	(15,095)	6,850	(8,245)	3,259	(4,986)
	(15,095)	(62,223)	(77,318)	72,332	(4,986)
In progress
HPP Colíder (19.9.3)	(642,551)	47,062	(595,489)	(87,532)	(683,021)
Wind power complex Cutia (19.9.4)	-	(232,827)	(232,827)	8,317	(224,510)
Wind power complex Bento Miguel (19.9.4)	-	(81,637)	(81,637)	(16,594)	(98,231)
Consórcio Tapajós	-	(14,464)	(14,464)	-	(14,464)
Power plants in Paraná (19.9.2)	(61,754)	(149,934)	(211,688)	21,556	(190,132)
	(704,305)	(431,800)	(1,136,105)	(74,253)	(1,210,358)
	(719,400)	(494,023)	(1,213,423)	(1,921)	(1,215,344)

19.9.1     UEG Araucária

In 2017 the calculation of value in use considered Company assumptions and budgets, discount rate of 7.66% after tax (8.01% p.a. in 2016), which stems from the WACC methodology for the electric power generation segment, plus additional risk associated with revenue variation. The reversal noted is justified mainly by the review of the discount rate and by the Company’s revised projections as to the expected variable unit cost (CVU) and power delivery.

19.9.2     Power plants of Paraná

In 2017 the calculation of value in use of generation assets in the State of Paraná considered: (i) Company assumptions and budgets; (ii) for power plants in operation, pretax discount rate in constant currency of 8.11% (8.63% p.a. in 2016); and (iii) for power plants under modernization and/or construction, after-tax discount rate in constant currency of 5.35% p.a. (5.70% p.a. in 2016), which stem from the WACC methodology for the electric power generation segment. The reversal noted arises mainly from the review of the discount rate used.

19.9.3     Colíder HPP

In 2017 the calculation of value in use considered Company assumptions and budgets and after-tax discount rate in constant currency of 5.35% p.a. (5.70% p.a. in 2016), which stems from the WACC methodology for the electric power generation segment. This additional provision was recognized mainly in connection with further delays for work completion, as well as increase in CAPEX expected for completion of the project. The current estimate for go-live of the first turbine is June 2018 (in 2016 the tentative date was December 2017).

19.9.4     Cutia and Bento Miguel Wind Farms

In 2017 the calculation of the value in use considered the Company assumptions and budgets and pretax discount rate in constant currency of 7.11% (8.06% p.a. in 2016), which stems from the WACC methodology for the electric power generation segment, adjusted for the specific condition of taxation of those projects. The movements noted are justified mainly by the revision of the discount rate and by the revisions of projections, notably as to the assumption of power available for long-term sale.

As the Cutia Wind Farm is concerned, the reversal noted is justified mainly by the revision of the discount rate and by the revisions of the projected operating costs. The value of the reversal decreased by the change in the expected go-live in July 2018 (in 2016, the tentative date was October 2017).

On the other hand, as the Bento Miguel Wind Farm is concerned, the increase in the provision is driven mainly by the increase in estimated capex for the project. The amount of the provision was reduced by the change in the expectation of go-live beginning October 2018 (in 2016, the tentative date was January 2019).

19.9.5     Cash generating units with no provision for impairment

Most of power plants with no impairment have a recoverable amount above the carrying amount of the PPE. The table below presents the percentage the recoverable amount (“VR”) exceeds carrying amount (“VC”) of PPE, calculated as follows: (recoverable amount / carrying amount -1). Also, the Company performed a sensitivity analysis, increasing the discount rate by 5% and by 10% for impairment risk assessment for each power plant. Based on such analysis, the sole project with an impairment risk is the Voltalia Wind Farm, as follows:

Cash generating unit			VR/VC-1	VR/VC-1	Impairment Risk
	Discount rate	VR/VC-1	(5% Variation)	(10% Variation)
Complexo EOL São Bento	7.11%	55.28%	50.63%	46.22%	-
Complexo EOL Brisa I	7.11%	37.47%	33.37%	29.47%	-
Complexo EOL Brisa II	7.11%	8.26%	4.32%	0.60%	-
Complexo EOL Voltalia (a)	7.11%	0.95%	-1.99%	-4.80%	10,772
Hydric Assets
Foz do Areia	8.11%	422.35%	416.91%	411.56%	-
Segredo	8.11%	229.15%	222.11%	215.32%	-
Caxias	8.11%	192.16%	185.52%	179.11%	-
Guaricana	8.11%	63.71%	61.10%	58.55%	-
Chaminé	8.11%	87.54%	84.92%	82.36%	-
Chopim I	8.11%	149.27%	142.63%	136.28%	-
São Jorge	8.11%	55.49%	53.29%	51.13%	-
Melissa	8.11%	122.19%	116.80%	111.63%	-
Desvio do Rio Jordão	8.11%	229.15%	222.11%	215.32%	-
Palmas	8.11%	72.85%	67.51%	62.44%	-
Elejor	8.11%	172.07%	165.68%	159.59%	-
(a) Impairment value of the Complex as a whole. The write-off of Copel’s impairment loss consists only of the authorization rights on acquisition of R$10,772 thousand (balance at December 31, 2017).